Share-Based Compensation - Fair value assumptions - Amended 2015 Plan (Details) - Amended 2015 Plan	12 Months Ended
Aug. 31, 2018 $ / shares
Fair value assumptions
Suboptimal exercise factor	2.50
Minimum
Fair value assumptions
Risk-free interest rate	2.80%
Expected volatility	46.00%
Fair value per ordinary share	$ 0.13
Maximum
Fair value assumptions
Risk-free interest rate	4.00%
Expected volatility	51.50%
Fair value per ordinary share	$ 0.35